Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended
	December 31,
	2014	2013
Income tax provision (benefit) at statutory rate	(34)%	(34)%
State income taxes, net of federal benefit	(6)%	(6)%
Merger transaction costs	6%	-
Change in valuation allowance	37%	39%
Other	(3)%	1%
Effective tax rate	0%	0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$5,770	$4,203
Capitalized start up costs	7,751	7,156
Research and development credits	189	162
Accruals and reserves	169	99
Total deferred tax assets	13,879	11,620
Deferred tax liabilities:
Depreciation and amortization	(13)	(11)
Valuation allowance	(13,866)	(11,609)
Net deferred tax assets	$-	$-

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended
	December 31,
	2014	2013
Balance as of the beginning of the year	$83	$83
Additions based upon tax positions related to the current year	14	-
Balance as of the end of the year	$97	$83